Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 116,366	$ 657,984
Items that may be reclassified to income:
Change in fair value of cash flow hedges (note 19)	(120,540)	362
Forward elements excluded from hedging relationship (note 19)	30,571	(14,874)
Items that will not be reclassified to income:
Actuarial loss on defined benefit pension plans (note 21(a))	(4,479)	(1,483)
Taxes on above items	22,049	3,980
Other comprehensive loss	(72,399)	(12,015)
Comprehensive income	43,967	645,969
Attributable to:
Methanex Corporation shareholders	15,368	556,967
Non-controlling interests (note 24)	$ 28,599	$ 89,002